DESCRIPTION OF BUSINESS AND ORGANIZATION (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Nemo Holding Company limited [Member]
Place of incorporation and kind of legal entity	British Virgin Islands	British Virgin Islands
Principal activities	Investment holding	Investment holding
Particulars of registered/ paid up share	10,000	10,000
Effective interest held	100.00%	100.00%
JPOPCOIN Limited [Member]
Place of incorporation and kind of legal entity	Hong kong	Hong kong
Principal activities	Administrative service	Administrative service
Particulars of registered/ paid up share	5	5
Effective interest held	100.00%	100.00%
Beyond Blue Limited [Member]
Place of incorporation and kind of legal entity	Hong kong	Hong kong
Principal activities	Event organizer	Event organizer
Particulars of registered/ paid up share	1	1
Effective interest held	100.00%	100.00%
New Momentum Asia Pte. Ltd. [Member]
Place of incorporation and kind of legal entity	Singapore	Singapore
Principal activities	Investment holding	Investment holding
Particulars of registered/ paid up share	1	1
Effective interest held	100.00%	100.00%
Gagfare Limited [Member]
Place of incorporation and kind of legal entity	Hong kong	Hong kong
Principal activities	Travel Agency	Travel Agency
Particulars of registered/ paid up share	500,000	500,000
Effective interest held	100.00%	100.00%